SCHEDULE OF RELATED PARTIES TRANSACTIONS (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Leasing - Office space leasing	$ 75,961	$ 70,482
Total	127,437	160,040	$ 172,275	$ 133,926
Leasing - Office space leasing	72,261	70,482	94,981	93,691
Insite MY International, Inc. [Member]
Related Party Transaction [Line Items]
Purchases - Insite MY International, Inc.	$ 51,476	$ 89,558	$ 77,294	$ 40,235